Note 5 - Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Property, Plant and Equipment [Table Text Block]
	(in thousands)
	2020	2019
Land and improvements	$4,069	$4,069
Buildings	17,596	17,327
Equipment	7,164	5,857
	28,829	27,253
Less accumulated depreciation	9,488	8,464
Premises and equipment, net	$19,341	$18,789